Investment Objectives and Goals	Aug. 15, 2025
Defiance Leveraged Long + Income AAPL ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME AAPL ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income AAPL ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income AMD ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME AMD ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income AMD ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income AMZN ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME AMZN ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income AMZN ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income BRK.B ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME BRK.B ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income BRK.B ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income COIN ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME COIN ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income COIN ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income GOOGL ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME GOOGL ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income GOOGL ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income HIMS ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME HIMS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income HIMS ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income HOOD ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME HOOD ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income HOOD ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income META ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME META ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income META ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income NFLX ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME NFLX ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income NFLX ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income NVDA ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME NVDA ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income NVDA ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income PLTR ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME PLTR ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income PLTR ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income SMCI ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME SMCI ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income SMCI ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income TSLA ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME TSLA ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income TSLA ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.